Non-controlling Interest In Subsidiaries (Non-controlling interest in subsidiaries) (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	$ 14	$ 34
Domlec
Noncontrolling Interest [Line Items]
Stockholders' Equity Attributable to Noncontrolling Interest	0	20
GBPC
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Amount Represented by Preferred Stock	$ 14	$ 14